[logo - American Funds(sm)]

The right choice for the long term(sm)

INTERMEDIATE BOND FUND OF AMERICA

[photograph of a man's hand balancing himself on a gymnastic pommel horse]

Semi-annual report for the six months ended February 28, 2002


INTERMEDIATE BOND FUND OF AMERICA(R)

Intermediate Bond Fund of America is one of the 29 American Funds,(sm) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Intermediate Bond Fund of America seeks to earn current income, consistent with preservation of capital, by investing in fixed-income securities with an average effective maturity of no more than five years and with quality ratings of A or better (as rated by Standard & Poor's Corporation or Moody's Investors Service) or equivalent unrated securities. The fund's investments include U.S. government and federal agency securities; pass-through securities, such as mortgage- and asset-backed securities; and high-quality corporate obligations. In pursuing its objective, the fund takes a middle course, seeking a higher yield than money market funds (which typically offer a stable principal value) with less volatility than longer term bond funds (which typically provide higher income).

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2002 (the most recent calendar quarter):

CLASS A SHARES                        One year   Five years   Ten years
reflecting 3.75% maximum sales charge  +0.32%     +5.53%       +5.95%

The fund's 30-day yield for Class A shares as of March 31, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 4.02%. The fund's distribution rate for Class A shares as of that date was 4.94%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the fund's distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 32. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.


FELLOW SHAREHOLDERS:

The past six months have been particularly trying for many investors. An economic recession, acts of terrorism and high-profile corporate bankruptcies weighed heavily on the marketplace, dampening returns on many investments. Intermediate Bond Fund of America largely weathered these crises by maintaining its focus on high-quality, short-term bonds, which provided a relatively safe haven for investors.

For the six months ended February 28, 2002, the fund produced a total return of 2.0%. Shareholders received monthly dividends totaling 36 cents a share. Those who reinvested dividends earned an income return of 2.63% (5.26% annualized). Those who elected to receive dividends in cash recorded an income return of 2.60% (5.20% annualized) and saw the value of their shares decline 0.6%.

The fund's total return was identical to the 2.0% average return of 138 Short-Intermediate Investment-Grade Debt funds tracked by Lipper, but was lower than the 3.3% return of the unmanaged Salomon Smith Barney Broad
Investment-Grade (BIG) Medium-Term Bond Index (one to seven years), which does not include expenses.

ECONOMIC AND MARKET REVIEW

The fund's fiscal year began on September 1, 2001, amid a severe economic slowdown that broadly depressed stock prices but roused fresh interest in the bond market. Bonds benefited from the Federal Reserve Board's eleven short-term interest rate cuts last year, actions intended to re-ignite the economy. Bond prices typically rise when interest rates decline, as they did through most of 2001, and short-term bonds benefited most from the Federal Reserve's rate reductions.

Less than two weeks into the reporting period, the attacks of September 11 occurred, stunning an already struggling economy. In the weeks following the tragedy, investors sought refuge in high-quality, short-term bonds. Government obligations, top-rated corporate bonds and municipal debt were among the securities that investors favored. In contrast, lower rated corporate bonds and the debt of companies reliant on travel and tourism - airlines, hotels and restaurants, for example - declined sharply.

By early November signs of recovery emerged and the defensive trend began to fade. Stock prices had rebounded steadily from their September lows and investors began to reach for higher yields as short-term rates slid to a 40-year low. Treasury prices weakened through December, while lower rated corporate debt and securities that offered attractive yields generally improved.

Early in calendar 2002, the bond markets began to fragment further. Growing concerns over accounting practices cast a long shadow on stocks and bonds alike, weakening a spectrum of companies. Again, investors grew increasingly selective, weighing corporate debt levels against disappointing earnings and murky growth prospects. Returns for the period were mixed, but short-maturity bonds generally posted better returns than did long-term bonds, and high-quality debt withstood the market gyrations better than lower rated bonds.

HOW THE FUND RESPONDED

Intermediate Bond Fund of America invests in short- to intermediate-maturity bonds, of which more than 60% are rated Triple-A. Most of the portfolio holdings held up well under shifting market conditions. As interest rates fell early in the period, your portfolio counselors further reduced the average maturity of the fund's holdings to 3.2 years from 3.7 years. Short-term debt tends to be less volatile than long-term debt and usually retains greater value when interest rates start to rise.

Apart from the broader maturity structure, portfolio counselors adjusted individual holdings in an effort to preserve capital. U.S. Treasury obligations and agency debentures increased as a percent of net assets (to 18.0% from 12.6%), while the fund's exposure to asset-backed obligations was reduced (to 11.7% from 18.2%). This helped to preserve the fund's high level of credit quality and maintain stability. Among corporate bond holdings, the fund increased its exposure to health care equipment, insurance and food companies. As the economy weakened, these sectors proved more resilient to the downturn. Not all corporate holdings fared as well: The fund's airline debt declined sharply after September 11. Although a small percentage of portfolio holdings, these bonds nonetheless dampened returns for the period. By the close of the reporting period, the fund retained a slightly higher cash balance (10.9% compared with 8.7% previously), reflecting a somewhat more cautious outlook among the portfolio counselors and providing ample means to access new investment opportunities as they arise.

Finally, the extraordinary decline in short-term interest rates over the past year also affected dividends paid by the fund. In December 2001 and April 2002, the fund trimmed its monthly dividends, in part because lower returns from new bond purchases and the larger cash position could no longer support the higher level of dividend payouts.

BONDS FOR THE LONG TERM

Facing a weak economy and dwindling stock returns, many investors have flocked to bond funds during the past year. Since last August, Intermediate Bond Fund of America has enjoyed a 36% increase both in the number of shareholder accounts and in its net assets. It is our hope that shareholders will view the fund as more than a refuge in tough times. With its focus on high credit quality and intermediate-term debt, the fund offers a recipe for achieving compelling long-term returns while maintaining relative stability. Over extended periods, the fund has delivered attractive results consistent with that investment focus. Since its inception in 1988, the fund has produced an average annual return of 7%, as noted in the chart below.

We take this opportunity to welcome our new shareholders and to invite all of you to re-examine your long-term investment goals in light of the changed market climate this past year. We believe that the value of bond investments is cumulative and enduring. We hope that Intermediate Bond Fund of America will become a vital part of your long-term investment plans.

We appreciate your support and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ John H. Smet
John H. Smet
President

April 15, 2002


Results at a glance (as of February 28, 2002, with all distributions reinvested)

                                              Average annual        Total return
                                              compound return
One year                                      -                     +6.1%
Five years                                    +6.5%                 +36.7
Ten years                                     +6.4                  +86.1
Lifetime (since February 19, 1988)            +7.0                  +157.3

Intermediate Bond Fund of America

August 31, 2001   Annual Report
[pie chart]
Sectors
Corporate Bonds              23%
Federal Agency Mortgage-Backe21%
Other Mortgage-Backed        14%
US Govt/Agency (Non-Mortgage)18%
Asset-Backed                 12%
Cash & Equivalents           11%
[end chart]

Intermediate Bond Fund of America
Investment portfolio, February 28, 2002

                                                                                 Unaudited

                                                                    Principal       Market
                                                                       amount        value
Bonds & notes                                                           (000)        (000)
CORPORATE BONDS - 23.29%
INSURANCE  -  5.54%
AIG SunAmerica:  (1)
 Global Financing V 5.20% 2004                                       $   8,000   $    8,293
 Global Financing VIII 1.973% 2004 (2)                                   3,000        2,999
 Global Financing II 7.60% 2005                                          4,000        4,370
Allstate Financial Global Funding LLC: (1)
 7.125% 2005                                                             2,000        2,158
 6.15% 2006                                                              9,000        9,414
 5.25% 2007                                                             15,600       15,647
The Equitable Life Assurance Society of                                  7,250        7,655
 the United States 6.95% 2005 (1)
Lincoln National Corp. 7.25% 2005                                        5,425        5,709
Monumental Global Funding: (1)
 Trust II-B, Series B, 6.95% 2003                                        3,000        3,129
 Trust II-2001-A, Series A, 6.05% 2006                                   8,375        8,716
 Trust II-2002-A, Series A, 5.20% 2007                                  16,600       16,554
Nationwide Life Global Funding 5.35% 2007 (1)                           19,600       19,604
Prudential Insurance Company of America                                  8,475        8,782
 6.375% 2006 (1)
ReliaStar Financial Corp.:
 8.625% 2005                                                             2,000        2,183
 8.00% 2006                                                             11,470       12,662
 6.50% 2008                                                              1,000        1,013
                                                                                    128,888

TRANSPORTATION  -  2.99%
AIR 2 US, Series A, 8.027% 2020 (1)  (3)                                 9,093        8,576
American Airlines Inc., Series 2001-2: (1)
 Class A-1, 6.978% 2011 (3)                                              1,000        1,023
 Class A-2, 7.858% 2011                                                  3,200        3,396
 Class B, 8.608% 2011                                                      430          453
Continental Airlines, Inc.:  (3)
 Series 1998-2, Class A, 6.41% 2007                                     20,220       19,072
 Series 1997-2, Class A, 7.148% 2007                                     5,324        5,167
 Series 1999-2, Class A-2, 7.056% 2011                                   4,601        4,494
 Series 2001-1, Class B, 7.373% 2015                                     1,800        1,638
 Series 1996-2, Class A, 7.75% 2016                                      1,080        1,053
 Series 1997-1, Class A, 7.461% 2016                                       894          882
 Series 1998-1, Class A,  6.648% 2019                                    3,207        2,999
 Series 2000-1, Class B, 8.388% 2020                                     3,753        3,465
Delta Air Lines, Inc., Series 2001-1,                                    2,500        2,525
 Class A-2, 7.111% 2011  (3)
Jet Equipment Trust, Series 1995-B,                                      7,376        6,309
 Class A, 7.63% 2012 (1)  (3)
Northwest Airlines, Inc., Series                                         3,346        3,474
 1999-3, Class G, 7.935% 2020 (3)
Southwest Airlines Co. 6.50% 2012                                        1,300        1,308
Southwest Airlines Co., Series 2001-1,                                   1,000          985
 Class A-2, 5.496% 2006 (3)
US Airways, Inc., Series 2001-1G,                                        2,595        2,653
 7.076% 2021 (3)
                                                                                     69,472

BANKS & THRIFTS -  2.22%
Abbey National PLC 7.95% 2029                                              100          114
ABN AMRO Bank NV:
 7.55% 2006                                                              3,000        3,267
 7.125% 2007                                                               200          216
Bank of America Corp.:
 7.625% 2005                                                             1,000        1,090
 7.875% 2005                                                             3,000        3,313
 6.625% 2007                                                               200          213
NationsBank Corp.:
 8.125% 2002                                                             1,200        1,220
 6.50% 2003                                                              5,000        5,222
BANK ONE CORP., Series A, 5.625% 2004                                    3,300        3,422
Barclays Bank PLC 7.375% (undated) (1)  (2)                              2,000        2,134
Danske Bank AS 6.375% 2008 (1)  (2)                                      4,750        5,073
Development Bank of Singapore Ltd.: (1)
 7.875% 2009                                                             3,000        3,255
 7.125% 2011                                                               800          833
HSBC Bank PLC 6.95% 2011                                                 1,000        1,063
Midland Bank PLC 8.625% 2004                                             4,200        4,647
J.P. Morgan Chase & Co.:
 5.625% 2006                                                               200          204
 5.35% 2007                                                              3,350        3,382
Merita Bank Ltd. 7.50% (undated) (1)  (2)                                6,035        6,373
Regional Diversified Funding Ltd. 9.25% 2030 (1)                           750          789
Wells Fargo Bank National Association                                    1,750        1,887
 7.80% 2010 (2)
Wells Fargo Financial, Inc. 7.60% 2005                                   3,500        3,812
                                                                                     51,529

AUTOMOBILES & COMPONENTS  -  1.91%
DaimlerChrysler North America Holding                                    9,000        9,134
 Corp. 6.40% 2006
Ford Motor Credit Co.:
 6.70% 2004                                                              2,500        2,559
 7.50% 2005                                                              8,375        8,593
 6.875% 2006                                                             4,250        4,276
 7.375% 2011                                                             2,900        2,931
General Motors Acceptance Corp.:
 6.125% 2006                                                             6,000        6,032
 6.75% 2006                                                              5,000        5,129
 6.875% 2011                                                             2,500        2,484
General Motors Nova Scotia Finance                                       3,340        3,338
 Co. 6.85% 2008
                                                                                     44,476

TELECOMMUNICATIONS SERVICES  -  1.89%
AT&T Corp. 5.625% 2004                                                   3,000        3,021
British Telecommunications PLC 7.875% 2005 (2)                           7,250        7,807
Cingular Wireless 5.625% 2006 (1)                                        3,000        3,025
Deutsche Telekom International Finance                                   5,050        5,331
 BV 7.75% 2005
SBC Communications, Inc. 6.25% 2011                                      2,500        2,563
Verizon Wireless Capital LLC 5.375% 2006 (1)                            11,925       11,834
Vodafone Group PLC 7.625% 2005                                           9,600       10,348
                                                                                     43,929

RETAILING  -  1.38%
Kohl's Corp.:
 6.70% 2006                                                              7,074        7,493
 6.30% 2011                                                              4,690        4,788
Lowe's Companies, Inc.:
 7.50% 2005                                                              3,000        3,245
 8.25% 2010                                                              3,000        3,430
Sears Roebuck Acceptance Corp.:
 6.95% 2002                                                              1,800        1,810
 6.54% 2003                                                              1,000        1,027
 7.00% 2007                                                              4,800        5,081
Wal-Mart Stores, Inc. 5.45% 2006                                         5,000        5,173
                                                                                     32,047

UTILITIES  -  1.31%
Exelon Generation Co., LLC 6.95% 2011 (1)                                3,470        3,610
Israel Electric Corp. Ltd. 7.25% 2006 (1)                                1,250        1,318
Pacificorp Australia LLC, MBIA Insured,                                 10,000       10,049
 6.15% 2008 (1)
Texas Eastern Transmission Corp. 7.30% 2010                              1,100        1,187
Texas Utilities Co., Series A, MBIA Insured,                             6,000        6,103
 6.20% 2002
Virginia Electric and Power Co., 2002                                    8,250        8,298
 Series A, 5.375% 2007
                                                                                     30,565

FOOD & BEVERAGE  -  1.30%
H.J. Heinz Finance Co. 6.00% 2012 (1)                                    4,000        3,970
Kraft Foods Inc.:
 4.625% 2006                                                            10,500       10,396
 5.625% 2011                                                             5,000        4,948
Nabisco, Inc.:
 6.70% 2002                                                              2,000        2,023
 7.05% 2007                                                              3,000        3,190
Ralston Purina Co. 7.75% 2015                                            5,000        5,701
                                                                                     30,228

MEDIA  -  1.08%
CBS Corp. 7.15% 2005                                                     5,500        5,768
Viacom Inc.:
 6.75% 2003                                                              2,475        2,551
 6.40% 2006                                                              4,800        4,968
 6.625% 2011                                                             8,000        8,209
Cox Radio, Inc. 6.375% 2005                                              3,500        3,533
                                                                                     25,029

ENERGY  -  0.80%
Oil Enterprises Ltd., MBIA Insured,                                      7,382        7,626
 6.239% 2008 (1)  (3)
Pemex Finance Ltd.:  (3)
 6.125% 2003                                                             3,867        3,948
 AMBAC Insured, 6.55% 2008                                               2,500        2,552
 MBIA Insured:
  5.72% 2003                                                             2,188        2,240
  7.80% 2013                                                             2,000        2,209
                                                                                     18,575

HEALTH CARE EQUIPMENT & SERVICES  -  0.70%
McKesson Finance of Canada 6.55% 2002 (1)                                3,200        3,226
R.P. Scherer International Corp. 6.75% 2004                              4,325        4,534
UnitedHealth Group Inc.:
 7.50% 2005                                                              1,525        1,637
 5.20% 2007                                                              6,950        6,923
                                                                                     16,320

CONSUMER FINANCE  -  0.58%
Household Finance Corp.:
 5.75% 2007                                                              8,000        7,881
 7.875% 2007                                                             4,000        4,316
 6.75% 2011                                                              1,300        1,303
                                                                                     13,500

CAPITAL GOODS  -  0.44%
BAE SYSTEMS PLC, Series 2001: (1)  (3)
 Class B, 7.156% 2011                                                    6,459        6,617
 Class G, MBIA Insured, 6.664% 2013                                      3,450        3,553
                                                                                     10,170

HOUSEHOLD & PERSONAL PRODUCTS  -  0.26%
Gillette Co. 4.00% 2005 (1)                                              6,150        6,144
                                                                                      6,144

DIVERSIFIED FINANCIALS  -  0.26%
Chilquinta Energia Finance Co. LLC, MBIA                                 3,500        3,535
 Insured, 6.47% 2008 (1)
Citicorp Lease Pass Through Trust, Series                                2,475        2,608
 1999-1, Class A-1, 7.22% 2005 (1)  (3)
                                                                                      6,143

MATERIALS  -  0.24%
Scotia Pacific Co. LLC, Series B: (3)
 Class A-1, 6.55% 2028                                                   1,330        1,339
 Class A-2, 7.11% 2028                                                   5,000        4,085
                                                                                      5,424

CONSUMER DURABLES & APPAREL  -  0.21%
Sony Capital Corp., Series C, 4.95% 2006 (1)                             5,000        4,933
                                                                                      4,933

PHARMACEUTICALS & BIOTECHNOLOGY  -  0.18%
Bristol-Myers Squibb Co. 4.75% 2006                                      4,250        4,260
                                                                                      4,260

FEDERAL AGENCY MORTGAGE-BACKED - 20.95%
Federal agency mortgage pass-through
 obligations (3)  -  18.85%
Fannie Mae:
5.50% 2016 - 2017                                                       47,504       47,311
6.00% 2013 - 2032                                                       61,695       62,027
6.50% 2013 - 2031                                                       83,680       86,189
7.00% 2008 - 2031                                                       68,730       71,512
7.50% 2009 - 2031                                                       27,035       28,489
8.00% 2002 - 2005                                                           81           82
8.06% 2002 (2)                                                              65           65
8.50% 2008 - 2027                                                        1,181        1,276
9.00% 2009 - 2018                                                        3,285        3,586
9.50% 2009 - 2022                                                        1,530        1,672
10.00% 2018 - 2025                                                       2,431        2,735
11.00% 2020                                                              1,303        1,497
11.50% 2019 - 2020                                                       4,704        5,441
13.50% 2015                                                              1,000        1,210
Freddie Mac:
6.00% 2014                                                               1,917        1,948
7.00% 2008 - 2015                                                        2,550        2,667
7.20% 2006                                                               3,913        4,182
8.00% 2003 - 2017                                                        5,000        5,273
8.50% 2008 - 2027                                                        2,810        3,016
8.75% 2008 - 2009                                                          246          262
9.50% 2010 - 2013                                                          219          235
10.00% 2018 - 2019                                                       4,555        5,140
11.00% 2018                                                                615          704
Government National Mortgage Association:
5.50% 2017                                                               5,750        5,763
6.00% 2029                                                              23,010       22,953
6.50% 2028 - 2029                                                       15,963       16,248
7.00% 2007 - 2031                                                       10,769       11,148
7.50% 2022 - 2031                                                       11,766       12,335
8.00% 2023 - 2030                                                       16,638       17,594
8.50% 2007 - 2023                                                        5,234        5,672
9.00% 2008 - 2021                                                        1,509        1,633
9.50% 2009 - 2021                                                        5,390        5,946
10.00% 2019                                                              2,385        2,695
                                                                                    438,506

Federal agency collateralized mortgage
 obligations  (3)  -  2.10%
Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                                       2,839        2,968
 Trust D2, 11.00% 2009                                                   1,103        1,166
 Series 88-16, Class B, 9.50% 2018                                         150          164
 Series 90-93, Class G, 5.50% 2020                                         703          668
 Series 90-21, Class Z, 9.00% 2020                                       4,150        4,427
 Series 2001-4, Class GA, 10.03% 2025 (2)                                5,694        6,501
 Series 2001-4, Class NA, 11.70% 2025 (2)                               13,844       15,861
 Series 2001-20, Class D, 10.946% 2031 (2)                                 769          885
 Series 1999-T2, Class A-1, 7.50% 2039                                   4,113        4,338
 Series 2001-T10, Class A-1, 7.00% 2041                                  6,862        6,896
Freddie Mac:
 Series 83-B, Class B-3, 12.50% 2013                                        31           35
 Series 2310, Class B, 9.819% 2015 (2)                                     658          733
 Series 2310, Class A, 10.53% 2017 (2)                                   2,588        2,913
 Series 1567, Class A, 2.275% 2023 (2)                                     995          915
                                                                                     48,470

U.S. Treasury notes & bonds  -  12.27%
 4.25% May 2003                                                         84,000       85,890
 5.75% August 2003                                                      31,150       32,547
 3.00% January 2004                                                     72,000       72,000
 11.625% November 2004                                                  23,400       28,274
 3.375% January 2007  (4)                                               15,895       16,312
 6.25% February 2007                                                    27,750       30,148
 10.375% November 2009                                                   4,000        4,692
 Principal Strip 0% November 2015                                       22,655       10,430
 8.875% August 2017                                                      1,000        1,350
 7.875% February 2021                                                    2,000        2,531
 5.50% August 2028                                                       1,235        1,216
                                                                                    285,390

ASSET-BACKED OBLIGATIONS  (3) -  11.68%
Aircraft Finance Trust, Series 1999-1,                                   2,684        2,637
 Class A-2, 2.348% 2024 (2)
Airplanes Pass Through Trust, Class B,                                   5,562        4,450
 2.598% 2019 (2)
Arcadia Automobile Receivables Trust,                                    2,900        3,032
 Series 1999-C, Class A-3, FSA Insured,
 7.20% 2007
Asset Backed Securities Corp. Home
 Equity Loan Trust:
 Series 2001-HE2, Class A-IO, interest                                  37,040        1,992
 only, 4.50% 2031
 Series 2001-HE3, Class A-IO, interest                                  37,465        3,318
 only, 6.50% 2031 (2)
Banco Nacional de Mexico, SA, Series                                     4,722        5,091
 1999-A, Class A-1, MBIA Insured,
 7.50% 2006 (1)
Case Equipment Loan Trust, Series 1999-A,                                  534          545
 Class B, 5.96% 2005
Chase Funding Mortgage Loan Asset-Backed                                 4,000        4,124
 Certificates, Series 2001-2, Class IA-3,
 5.923% 2016
Chase Manhattan Auto Owner Trust, Series                                 3,700        3,696
 2002-A, Class A-3, 3.49% 2006
Chase Manhattan Credit Card Master Trust,                                8,750        8,969
 Series 1997-5, Class A, 6.194% 2005
Coast-to-Coast Motor Vehicle Owner Trust,                                6,548        6,872
 Series 2000-A, Class A-4, MBIA Insured,
 7.33% 2006 (1)
ComEd Transitional Funding Trust,
 Series 1998-1:
 Class A-4, 5.39% 2005                                                   2,000        2,044
 Class A-5, 5.44% 2007                                                   9,000        9,370
Conseco Finance Home Equity Loan Trust,                                  6,250        6,727
 Series 2000-B, Class AF-6, 7.80% 2020
Conseco Finance Manufactured Housing                                     4,000        4,075
 Contract Trust, Series 2001-3,
 Class A-2, 5.16% 2033
Green Tree Financial Corp.:
 Series 1998-2, Class A5, 6.24% 2016                                     2,268        2,335
 Series 1996-10, Class A-5, 6.83% 2028                                   1,496        1,538
 Series 1997-6, Class A-6, 6.90% 2029                                    2,996        3,098
 Series 1997-6, Class A-7, 7.14% 2029                                    7,241        7,624
 Series 1999-2, Class A-2, 5.84% 2030                                    2,792        2,829
 Series 1999-3, Class A-7, 6.74% 2031                                    4,600        4,668
Continental Auto Receivables Owner Trust,                                2,000        2,113
 Series 2000-B, Class A-4, MBIA Insured,
 6.91% 2005 (1)
CS First Boston Mortgage Securities Corp.,                              36,643        1,678
 Series 2001-HE16, Class A, interest only,
 5.64% 2004
Embarcadero Aircraft Securitization Trust,                                 717          667
 Series 2000-1, Class A-2, 2.328%
 2025 (1)  (2)
First Consumer Master Trust, Series
 1999-A: (1)
 Class A, 5.80% 2005                                                     6,000        6,228
 Class B, 6.28% 2005                                                     9,000        9,167
First Investors Auto Owner Trust,                                        5,000        4,987
 Series 2002-A, Class A, MBIA
 Insured, 3.46% 2008 (1)
GRCT Consumer Loan Trust, Series                                         1,000        1,030
 2001-1, Class A-2BRV, 6.251% 2020 (1)
Green Tree Recreational, Equipment &                                     4,000        4,171
 Consumer Trust, Series 1999-A,
 Class A-6, 6.84% 2010
Hitachi Shinpan Co. Ltd., Series                                         4,604        4,850
 1999-3, Class A, 9.60% 2006 (1)
Litigation Settlement Monetized Fee                                      2,775        2,851
 Trust I, Series 2001-1, Class A-1,
 8.33% 2031 (1)
MBNA Master Credit Card Trust II,                                        5,750        5,770
 Series 2000-D, Class B, 2.278% 2009 (2)
Metris Master Trust, Series 2001-3,                                     10,000       10,016
 Class A, 2.08% 2008 (2)
MMCA Auto Owner Trust:
 Series 2000-2, Class B, 7.42% 2005                                      3,500        3,760
 Series 2000-1, Class B, 7.55% 2005                                      9,000        9,605
 Series 2001-2, Class B, 5.75% 2007                                      4,000        4,102
 Series 2001-3, Class B, 2.798% 2008 (2)                                 4,000        4,008
The Money Store Home Equity Trust, Series                                1,731        1,747
 1994-D, Class A-5, MBIA Insured, 8.925% 2022
Nebhelp Trust, Student Loan Interest Margin                             13,249       13,679
Securities, Series 1998-1, Class A,
 MBIA Insured, 6.68% 2016 (1)
NextCard Credit Card Master Note Trust,                                  3,000        2,762
 Series 2001-1A, Class B, 2.728%
 2007 (1)  (2)
NPF VI, Inc., Series 1999-1, Class A,                                    2,000        2,007
 6.25% 2003 (1)
NPF XII, Inc.: (1)
 Series 1999-2, Class A, 7.05% 2003                                     18,750       19,007
 Series 2001-3, Class A, 5.52% 2007                                      1,000          986
PECO Energy Transition Trust, Series                                     1,922        1,957
 1999-A, Class A-2, 5.63% 2005
Pegasus Aviation Lease Securitization: (1)
 Series 2000-1, Class A-2, 8.37% 2030                                    4,000        3,520
 Series 2001-1, Class B-2, 7.27% 2031                                    3,915        3,132
PF Export Receivables Master Trust,                                      7,375        7,649
 Series 2001-B, MBIA Insured, 6.60% 2011 (1)
Puerto Rico Public Financing Corp.,                                      9,389        9,365
 Series 1999-1, Class A, AMBAC
 Insured, 6.15% 2008
Rental Car Finance Corp., Series 1999-1,                                 2,000        2,007
 Class C, 6.50% 2007 (1)
Residential Asset Mortgage Products, Inc.,                              20,000        2,524
 Series 2001-RZ2, Class A-IO, interest
 only, 8.00% 2003
Residential Funding Mortgage Securities
 II, Inc.:
 Series 2001-H13, Class A-I-4, AMBAC                                     4,750        4,897
 Insured, 6.09% 2015
 Series 2001-HS2, Class A-4, AMBAC                                       2,400        2,486
 Insured, 6.43% 2016
Student Loan Funding LLC, Series 1998-B,                                13,500       14,006
 Class B-3, 6.25% 2019
Team Fleet Financing Corp., Series 2001-3A,                              2,500        2,496
 Class A, 2.66% 2005 (1)  (2)
Tobacco Settlement Financing Corp., Series                               2,500        2,494
 2001-A, 6.36% 2025
Triad Auto Receivables Owner Trust, Series                               2,047        2,099
 1999-1, Class A-2, FSA Insured, 6.09% 2005
Triton Aviation Finance, Series 1A, Class A-2,                           7,912        7,617
 2.548% 2025 (1)  (2)
Xerox Equipment Lease Owner Trust, Series                                1,019        1,022
 2001-1, Class A, 3.85% 2008 (1)  (2)
                                                                                    271,496

Commercial mortgage-backed
 securities (3)  -  11.22%
Bear Stearns Commercial Mortgage
 Securities Inc.:
 Series 2002-HOME, Class A, 2.45%                                        7,915        7,915
 2013 (1)  (2)
 Series 1998-C1, Class A-1, 6.34% 2030                                  16,901       17,651
 Series 1999-C1, Class X, interest only,                                89,523        5,123
 1.181% 2031 (2)
 Series 1999-C1, 5.91% 2031                                              4,639        4,802
CDC Securitization Corp., Series 1999-FL1,                               5,000        5,031
 Class C, 3.14% 2007 (1)  (2)
Chase Commercial Mortgage Securities Corp.:
 Series 1996-1, Class A-1, 7.60% 2005                                      861          908
 Series 1997-1, Class A-1, 7.27% 2029                                       12           12
 Series 1998-1, Class A-1, 6.34% 2030                                    1,734        1,811
 Series 2000-1, Class A-1, 7.656% 2032                                   1,846        2,007
Chase Manhattan Bank - First Union National                              5,000        5,471
 Bank, Commercial Mortgage Trust, Series
 1999-1, Class A-2, 7.439% 2031
Commercial Mortgage, Series 2000-FL1,                                    4,000        4,002
 Class E, 2.90% 2011 (1)  (2)
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                                   1,445        1,508
 Series 1998-C2, Class A-1, 5.80% 2030                                   3,134        3,232
CS First Boston Mortgage Securities Corp.:
 Series 2001-CF2, Class A-2, 5.935% 2034                                 3,000        3,109
 Series 2001-CK6, Class A-2, 6.103% 2036                                 5,000        5,126
 Series 1998-C1, Class A-1A, 6.26% 2040                                  7,840        8,191
 Series 1998-C1, Class A-1B, 6.48% 2040                                  4,000        4,186
 Series 1998-C1, Class C, 6.78% 2040                                     6,450        6,581
Deutsche Mortgage & Asset Receiving Corp.,                              10,345       10,773
 Series 1998-C1, Class A-1,  6.22% 2031
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-4, 6.90% 2031                                  3,250        3,388
 Series 1999-CG1, Class A-1B, 6.46% 2032                                 1,750        1,831
DLJ Mortgage Acceptance Corp.:  (1)
 Series 1997-CF1, Class A1A, 7.40% 2006                                  1,945        2,035
 Series 1995-CF2, Class A-1B, 6.85% 2027                                 9,645       10,031
First Union National Bank Commercial                                     9,775        9,848
 Mortgage Trust, Series 2002-C1, Class A-1,
 5.585% 2034
GGP Mall Properties Trust, Series 2001-C1A,                              2,495        2,448
 Class A2, 5.007% 2011 (1)
GMAC Commercial Mortgage Securities, Inc.,                               5,000        5,034
 Series 1997-C2, Class C, 6.91% 2029
J.P. Morgan Chase Commercial Mortgage                                    3,465        3,534
Securities Corp., Series 2001-CIBC1,
 Class A-2, 6.001% 2033
J.P. Morgan Commercial Mortgage Finance                                    780          790
 Corp., Series 1995-C1, Class A-2,
 7.502% 2010 (2)
LB Commercial Mortgage Trust, Series 1998-C1:
 Class A-1, 6.33% 2030                                                   1,037        1,070
 Class A-3, 6.48% 2030                                                   3,544        3,732
LB-UBS Commercial Mortgage Trust:
 Series 2000-C3, Class A-2, 7.95% 2010                                   1,750        1,967
 Series 2001-C7, Class A-3, 5.642% 2025                                  4,980        5,052
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.051% 2025 (2)                              1,339        1,401
 Series 1997-C1, Class A-1, 6.95% 2029 (2)                               1,349        1,393
 Series 1998-C3, Class A-1, 5.65% 2030                                   4,830        4,980
Morgan Stanley Capital I, Inc.:
 Series 1998-HF1, Class A-1, 6.19% 2007                                  4,424        4,615
 Series 1998-HF2, Class A-1, 6.01% 2030                                  5,909        6,141
 Series 1998-WF2, Class A-1, 6.34% 2030                                  5,107        5,352
 Series 1999-FNV1, Class A-1 6.12% 2031                                  3,937        4,099
 Series 1999-FNV1, Class A-2, 6.53% 2031                                 4,815        5,054
 Series 1999-FNV1, Class D, 7.03% 2032                                   4,000        4,191
Morgan Stanley Dean Witter Capital I Trust,                              5,125        5,271
 Series 2001-TOP5, Class A-3, 6.16% 2035
Mortgage Capital Funding, Inc.,
 Series 1998-MC1:
 Class A-2, 6.663% 2008                                                  4,800        5,067
 Class A-1, 6.417% 2030                                                 15,249       15,976
Nationslink Funding Corp., Series 1999-1,                                4,808        4,991
 Class A-1, 6.042% 2007
Nomura Asset Securities Corp., Series 1998-D6,                           6,686        7,002
 Class A-A1, 6.28% 2030
Prudential Securities Secured Financing                                  2,000        2,075
 Corp., Series 1999-NRF1, Class C,
 6.746% 2009
Salomon Brothers Commercial Mortgage Trust,                             11,350       11,694
 Series 2001-C1, Class A-2, 6.428% 2035
SMA Finance Co., Inc., Series 1998-C1,                                  14,863       15,267
 Class A-1, 6.27% 2032 (1)
Structured Asset Securities Corp.,
 Series 1999-C3: (1)  (2)
 Class H, 3.30% 2002                                                     3,763        3,769
 Class E, 2.95% 2013                                                     4,465        4,471
                                                                                    261,008

Federal agency debentures  -  5.72%
Fannie Mae:
 4.75% 2004                                                             14,250       14,651
 6.50% 2004                                                             25,000       26,688
 6.00% 2005                                                             17,750       18,793
 7.125% 2005                                                            10,000       10,889
 6.00% 2008                                                             21,500       22,602
Freddie Mac:
 5.00% 2004                                                             21,750       22,457
 5.50% 2006                                                             10,000       10,377
United States Government Guaranteed Ship                                 6,491        6,593
 Financing Obligations, Rowan Companies,
 Inc. (Title XI) 5.88% 2012 (3)
                                                                                    133,050

Collateralized mortgage obligations
 (privately originated) (3) -  3.48%
Fannie Mae Trust, Series 2001-50, Class                                  4,045        4,204
 BA, 7.00% 2041
First Nationwide Trust, Series 1999-2,                                   5,304        5,393
 Class 1PA-1, 6.50% 2029
J.P. Morgan Residential Mortgage Acceptance,                             4,000        3,987
 Series 2002-R1, Class 1A1, 4.25% 2031 (1)
Paine Webber CMO, Series O, Class 5, 9.50% 2019                          1,248        1,384
PUMA Global Trust No.1, Class B, 2.40% 2033 (2)                          5,500        5,497
Residential Funding Mortgage Securities I,                               1,923        1,971
 Inc., Series 1998-S17, Class M-1, 6.75% 2028
Security National Mortgage Loan Trust: (1)
 Series 2000-1, Class A-2, 8.75% 2024                                    5,200        5,436
 Series 1999-1, Class B, 9.858% 2030                                     2,867        2,965
Structured Asset Notes Transaction, Ltd.,                                4,372        4,493
 Series 1996-A, Class A-1, 7.156% 2003 (1)
Structured Asset Securities Corp.: (2)
 Series 1998-RF1, Class A,  8.669% 2027 (1)                             10,171       10,731
 Series 1998-RF2, Class A, 8.525% 2027 (1)                              10,529       11,035
 Series 1999-RF1, Class A, 7.863% 2028 (1)                              15,454       16,179
 Series 1999-BC1, Class M2, 3.15% 2029                                   7,500        7,559
                                                                                     80,834

OTHER - 0.55%
Taxable municipal bonds  -  0.40%
California Maritime Infrastructure Authority,                            8,990        9,278
 Taxable Lease Revenue Bonds (San Diego
 Unified Port District-South Bay Plant
 Acquisition), Series 1999, 6.63% 2009 (1)  (3)
                                                                                      9,278

Development authorities  -  0.15%
International Bank Reconstruction &                                      3,500        3,489
 Development 3.50% 2004
                                                                                      3,489

Government (excluding U.S.) & government
 authorities  -  0.00%
Manitoba (Province of), Series EF, 5.50% 2008                              100          102
Ontario (Province of) 5.50% 2008                                           100          102
                                                                                        204


Total bonds & notes (cost: $2,051,142,000)                                        2,073,357



                                                                    Principal       Market
                                                                       amount        value
Short-term securities                                                   (000)        (000)

Corporate short-term notes  -  8.09%
Abbott Laboratories 1.72% due 3/7/2002 (1)                           $   9,400   $    9,397
American General Corp. 1.79% due 4/2/2002                               19,700       19,668
American General Finance Corp. 1.75%                                    16,800       16,780
 due 3/25/2002
Ciesco LP 1.60% due 3/20/2002                                           18,700       18,683
Corporate Asset Funding Co. Inc. 1.72%                                  15,000       14,991
 due 3/13/2002 (1)
E.W. Scripps Co. 1.75% due 3/28/2002 (1)                                20,000       19,973
General Electric Capital Corp.                                          25,000       24,999
 1.88% due 3/1/2002
Kimberly-Clark Worldwide Inc.:
  1.75% due 3/8/2002 (1)                                                25,000       24,990
  1.75% due 3/26/2002 (1)                                                5,850        5,843
Park Avenue Receivables Corp. 1.81%                                      4,900        4,890
 due 4/10/2002 (1)
Procter & Gamble Co. 1.77% due 4/2/2002 (1)                             20,000       19,967
Verizon Global Funding Corp. 1.60%                                       7,955        7,953
 due 3/5/2002 (1)
                                                                                    188,134

Federal agency discount notes  -  4.03%
Fannie Mae 1.75% due 5/22/2002                                           6,000        5,975
Federal Home Loan Banks:
  1.70% due 3/8/2002                                                     9,300        9,296
  1.73% due 4/19/2002                                                    7,500        7,482
Freddie Mac:
  1.58% due 3/12/2002                                                   20,000       19,989
  1.685% due 3/19/2002                                                  25,000       24,978
  1.67% due 4/18/2002                                                   21,700       21,651
  1.765% due 5/30/2002                                                   4,400        4,380
                                                                                     93,751


Total short-term securities (cost: $281,886,000)                                    281,885


Total investment securities (cost: $2,333,028,000)                                2,355,242
Excess of payables over cash and receivables                                         29,648

Net assets                                                                       $2,325,594

(1) Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
(2) Coupon rates may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

Intermediate Bond Fund of America
Financial statements
(dollars and shares in thousands,
 except per share amounts)
Statement of assets and liabilities                                                         Unaudited
at February 28, 2002
Assets:
 Investment securities at market
  Unaffiliated issuers (cost: $X,XXX,XXX)                                            $0
  Affiliated issuers (cost: $X,XXX,XXX)                                               0            $0
 Cash denominated in foreign currencies
  (cost: $2,333,028)                                                                       $2,355,242
 Cash                                                                                           1,081
 Receivables for:
  Sales of investments                                                             $231
  Sales of fund's shares                                                         21,524
  Interest                                                                       17,370        39,125
 Other assets                                                                                       4
                                                                                            2,395,452
Liabilities -
 Payables for:
  Purchases of investments                                                       61,080
  Repurchases of fund's shares                                                    5,282
  Dividends on fund's shares                                                      1,749
  Management services                                                               594
  Services provided by affiliates                                                 1,056
  Deferred Trustees' compensation                                                    63
  Other fees and expenses                                                            34        69,858
Net assets at February 28, 2002                                                            $2,325,594

Net assets consist of:
 Capital paid in on shares of beneficial                                                   $2,402,246
 interest
 Distributions in excess of net                                                                  (172)
 investment income
 Accumulated net realized loss                                                                (98,694)
 Net unrealized appreciation                                                                   22,214
Net assets at February 28, 2002                                                            $2,325,594

Shares of beneficial interest issued
 and outstanding - unlimited shares
 authorized
                                                            Net assets           Shares   Net asset
                                                                            outstanding   value per
                                                                                          share (1)
Class A                                                      $2,113,069         155,303        $13.61
Class B                                                          99,396           7,305      13.61
Class C                                                          76,821           5,646      13.61
Class F                                                          35,920           2,640      13.61
Class 529-A                                                         272              20      13.61
Class 529-B                                                          46               3      13.61
Class 529-C                                                          70               5      13.61
(1) Maximum offering price and redemption
 price per share are equal to the net asset
 value per share for all share classes,
 except for Class A and Class 529-A,
for which the maximum offering price
 per share is $14.14 for both.




Statement of operations
for the six months ended February 28, 2002
(dollars in thousands)
Investment income:                                                                          Unaudited
 Income-
  Interest                                                                                    $58,892

 Fees and expenses:
  Investment advisory services                                                   $3,497
  Distribution services                                                           3,427
  Transfer agent services                                                           828
  Administrative services                                                            66
  Reports to shareholders                                                            49
  Registration statement and prospectus                                             199
  Postage, stationery and supplies                                                  105
  Trustees' compensation                                                             11
  Auditing and legal                                                                 48
  Custodian                                                                          19
  Other                                                                               2         8,251
 Net investment income                                                                         50,641

Net realized loss and unrealized
 depreciation on investments:
 Net realized loss on investments                                                                 (89)
 Net unrealized depreciation on investments                                                   (11,066)
   Net realized loss and
    unrealized depreciation
    on investments                                                                            (11,155)
 Net increase in net assets resulting
  from operations                                                                             $39,486









Statement of changes in net assets                                          (dollars in  thousands)
                                                                             Six months
                                                                                  ended   Year ended
                                                                           February 28,   August 31,
                                                                                  2002*      2001
Operations:
 Net investment income                                                          $50,641       $83,643
 Net realized (loss) gain on investments                                            (89)       15,370
 Net unrealized (depreciation) appreciation
  on investments                                                                (11,066)       52,833
  Net increase in net assets
   resulting from operations                                                     39,486       151,846

Dividends paid to shareholders                                                  (52,021)      (87,927)

Capital share transactions                                                      629,634       349,334

Total increase in net assets                                                    617,099       413,253

Net assets:
 Beginning of period                                                          1,708,495     1,295,242
 End of period (including
  distributions in excess of net investment
  income and undistributed net investment
   income: $(172) and $1,208, respectively)                                  $2,325,594    $1,708,495

*Unaudited

See Notes to Financial Statements

Notes to financial statements
            Unaudited
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The fund's share classes are described below:

SHARE CLASS                   INITIAL SALES           CONTINGENT DEFERRED           CONVERSION FEATURE
                              CHARGE                  SALES CHARGE UPON
                                                      REDEMPTION

Class A and Class 529-A       Up to 3.75%             None                          None

Class B and Class 529-B       None                    Declines from 5% to zero for redemptions   Class B and Class
                                                      within six years of           529-B convert to
                                                      purchase                      Class A and Class
                                                                                    529-A, respectively,
                                                                                    after eight years

Class C                       None                    1% for redemptions            Class C converts to
                                                      within one year of            Class F after 10
                                                      purchase                      years

Class 529-C                   None                    1% for redemptions            None
                                                      within one year of
                                                      purchase

Class 529-E*                  None                    None                          None

Class F and Class 529-F*      None                    None                          None


* As of February 28, 2002, there were no Class 529-E or Class 529-F shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION -Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends to shareholders are declared daily from net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2002, the cost of investment securities for federal income tax purposes was $2,333,028,000.

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              (dollars in thousands)

Distributions in excess of net investment income              $(110)

Accumulated short-term losses                                 (97,466)

Undistributed long-term gains                                 578

Unrealized appreciation                                       38,556

Unrealized depreciation                                       (16,342)


Accumulated short-term losses above include capital loss carryforwards of $37,450,000, $39,736,000, $7,050,000, $3,837,000, $ 7,139,000 and $1,587,000
expiring in 2003, 2004, 2005, 2006, 2008 and 2009, respectively. The capital loss carryforward will be used to offset undistributed capital gains realized by the fund in the current year. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid was as follows:
 SIX MONTHS ENDED FEBRUARY 28, 2002

(dollars in thousands)

                          DISTRIBUTIONS FROM ORDINARY INCOME                DISTRIBUTIONS      TOTAL
                                                                            FROM               DISTRIBUTIONS

                          NET INVESTMENT                   SHORT-TERM       LONG-TERM          PAID
                          INCOME                           CAPITAL GAINS    CAPITAL GAINS

Class A                   $48,758                          $-               $-                 $48,758

Class B                   1,655                             -                -                 1,655

Class C                   982                               -                -                 982

Class F                   626                               -                -                 626

Class 529-A(1)            - *                               -                -                 - *

Class 529-B(1)            - *                               -                -                 - *

Class 529-C(1)            - *                               -                -                 - *

Total                     $52,021                          $-               $-                 $52,021



                           DISTRIBUTIONS FROM ORDINARY INCOME               DISTRIBUTIONS     TOTAL
                                                                            FROM              DISTRIBUTIONS

                           NET INVESTMENT               SHORT-TERM          LONG-TERM         PAID
                           INCOME                       CAPITAL GAINS       CAPITAL GAINS

Class A                    $86,558                      $-                  $-                $86,558

Class B                    961                           -                   -                961

Class C(2)                 186                           -                   -                186

Class F(2)                 222                           -                   -                222

Total                      $87,927                      $-                  $-                $87,927


*Amount less than 1,000.

(1) Class 529-A, Class 529-B and Class 529-C shares were not offered before February 15, 2002.

(2) Class C and Class F shares were not offered before March 15, 2001.//


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of annual rates beginning with 0.30% per annum on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of annual rates beginning with 3.00% per annum on the first $3,333,333 of the fund's monthly gross investment income decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.35% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Trustees approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets of up to 0.30% for Class A shares; 0.50% for Class 529-A shares; 1.00% for Class B, Class 529-B, Class C and Class 529-C shares; 0.75% for Class 529-E shares; and 0.50% for Class F and Class 529-F shares. In some cases, the Board of Trustees approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Trustees has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.30% of such assets. As of February 28, 2002, unreimbursed expenses which remain subject to reimbursement totaled $2,570,000 for Class A.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F- Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder record keeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended February 28, 2002 are as follows (dollars in thousands):


FUND SHARE            DISTRIBUTION          TRANSFER AGENT            ADMINISTRATIVE
CLASSES               SERVICES              SERVICES                  SERVICES

Class A               $2,797                $796                      Not applicable

Class B                373                   32                       Not applicable

Class C                227                  Not applicable            $43

Class F                30                   Not applicable             23

Class 529-A            -                    Not applicable             - *

Class 529-B            - *                  Not applicable             - *

Class 529-C            - *                  Not applicable             - *


* Amount less than 1,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows:


SIX MONTHS ENDED FEBRUARY 28, 2002
(dollars and shares in thousands)

                SALES                       REINVESTMENTS OF                REPURCHASES                   NET

                                            DIVIDENDS AND                                              INCREASE
                                            DISTRIBUTIONS

                Amount         Shares       Amount       Shares       Amount           Shares       Amount        Shares

Class A         $865,665       63,418       $40,505       2,974       $(409,122)       (30,008)     $497,048      36,384

Class B           66,120        4,841         1,419         104        (13,513)        (992)         54,026        3,953

Class C           66,248        4,858           817          60        (11,604)        (851)         55,461        4,067

Class F           41,289        3,027           541          40        (19,118)        (1,408)       22,712        1,659

Class                271           20          -*            -*           -               -             271           20
529-A(1)

Class                 46           3           -*            -*           -               -              46            3
529-B(1)

Class                 70           5           -*            -*           -               -              70            5
529-C(1)

Total net       $1,039,709     76,172       $43,282       23,178      $(453,357)       (33,259)      $629,634     46,091
increase
(decrease)
in fund


YEAR ENDED AUGUST 31, 2001
(dollars and shares in thousands)

               SALES                    REINVESTMENTS OF          REPURCHASES                     NET INCREASE
                                        DIVIDENDS AND
                                        DISTRIBUTIONS


               Amount       Shares      Amount      Shares     Amount           Shares            Amount         Shares

Class A        $801,787      59,545     $71,414      5,315     $(598,761)       (44,580)           $274,440       20,280

Class B          50,565       3,742         829         61       (11,265)          (835)             40,129        2,968

Class C(2)       23,570       1,735         158         12        (2,275)          (168)             21,453        1,579

Class F(2)       31,145       2,296         188         14       (18,021)        (1,329)             13,312          981

Total net      $907,067      67,318     $72,589      5,402     $(630,322)       (46,912)           $349,334       25,808
increase
(decrease)
in fund


* Amount less than 1,000.

(1) Class 529-A, Class 529-B and Class 529-C shares were not offered before February 15, 2002.
(2) Class C and Class F shares were not offered before March 15, 2001.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. Any costs incurred in connection with the disposition of such securities will be recorded in the fund on the date of disposition. As of February 28, 2002, the total value of restricted securities was $554,400,000, which represents 23.84% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,263,447,000 and $687,889,000, respectively, during the six months ended February 28, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2002, the custodian fee of $19,000 was offset by this reduction rather than paid in cash.


Financial Highlights (1)




                                                               Net asset
                                                                   value,
                                                                beginning
                                                                of period
Class A:
 Six months ended 2/28/2002 (2)                                $    13.69
 Year ended 8/31/2001                                                13.08
 Year ended 8/31/2000                                                13.01
 Year ended 8/31/1999                                                13.56
 Year ended 8/31/1998                                                13.42
 Year ended 8/31/1997                                                13.26
Class B:
 Six months ended 2/28/2002 (2)                                      13.69
 Year ended 8/31/2001                                                13.08
 Period from 3/15/2000 to 8/31/2000                                  13.01
Class C:
 Six months ended 2/28/2002 (2)                                      13.69
 Period from 3/15/2001 to 8/31/2001                                  13.61
Class F:
 Six months ended 2/28/2002 (2)                                      13.69
 Period from 3/19/2001 to 8/31/2001                                  13.60
Class 529-A -
 Period from 2/19/2002 to 2/28/2002 (2)                              13.59
Class 529-B -
 Period from 2/26/2002 to 2/28/2002 (2)                              13.58
Class 529-C -
 Period from 2/19/2002 to 2/28/2002 (2)                              13.59

                                                              Income from       investment   operations
                                                                                      Net
                                                                             (losses)gains
                                                                             on securities
                                                                                     (both        Total
                                                                     Net      realized and        from
                                                               investment      unrealized)   investment
                                                               income (3)              (3)   operations

Class A:
 Six months ended 2/28/2002 (2)                                      $.35            $(.07)        $.28
 Year ended 8/31/2001                                                 .78              .65         1.43
 Year ended 8/31/2000                                                 .78              .03          .81
 Year ended 8/31/1999                                                 .76             (.55)         .21
 Year ended 8/31/1998                                                 .83              .17         1.00
 Year ended 8/31/1997                                                 .86              .15         1.01
Class B:
 Six months ended 2/28/2002 (2)                                       .30             (.07)         .23
 Year ended 8/31/2001                                                 .69              .65         1.34
 Period from 3/15/2000 to 8/31/2000                                   .25              .13          .38
Class C:
 Six months ended 2/28/2002 (2)                                       .29             (.07)         .22
 Period from 3/15/2001 to 8/31/2001                                   .29              .10          .39
Class F:
 Six months ended 2/28/2002 (2)                                       .34             (.07)         .27
 Period from 3/19/2001 to 8/31/2001                                   .32              .11          .43
Class 529-A -
 Period from 2/19/2002 to 2/28/2002 (2)                               .03              .01          .04
Class 529-B -
 Period from 2/26/2002 to 2/28/2002 (2)                               .01              .02          .03
Class 529-C -
 Period from 2/19/2002 to 2/28/2002 (2)                               .03              .01          .04




                                                                Dividends
                                                                (from net       Net asset
                                                               investment       value, end       Total
                                                                  income)        of period    return(4)

Class A:
 Six months ended 2/28/2002 (2)                                     $(.36)     $     13.61         2.04%
 Year ended 8/31/2001                                                (.82)           13.69        11.23
 Year ended 8/31/2000                                                (.74)           13.08         6.47
 Year ended 8/31/1999                                                (.76)           13.01         1.55
 Year ended 8/31/1998                                                (.86)           13.56         7.68
 Year ended 8/31/1997                                                (.85)           13.42         7.83
Class B:
 Six months ended 2/28/2002 (2)                                      (.31)           13.61         1.68
 Year ended 8/31/2001                                                (.73)           13.69        10.47
 Period from 3/15/2000 to 8/31/2000                                  (.31)           13.08         3.63
Class C:
 Six months ended 2/28/2002 (2)                                      (.30)           13.61         1.63
 Period from 3/15/2001 to 8/31/2001                                  (.31)           13.69         2.92
Class F:
 Six months ended 2/28/2002 (2)                                      (.35)           13.61         2.02
 Period from 3/19/2001 to 8/31/2001                                  (.34)           13.69         3.24
Class 529-A -
 Period from 2/19/2002 to 2/28/2002 (2)                              (.02)           13.61          .28
Class 529-B -
 Period from 2/26/2002 to 2/28/2002 (2)                                 -            13.61          .25
Class 529-C -
 Period from 2/19/2002 to 2/28/2002 (2)                              (.02)           13.61          .25




                                                              Net assets,        Ratio of     Ratio of
                                                                   end of         expenses   net income
                                                               period (in       to average   to average
                                                                millions)       net assets   net assets

Class A:
 Six months ended 2/28/2002 (2)                                    $2,113         ,78% (5)    5.09% (5)
 Year ended 8/31/2001                                                1,628             .81         5.78
 Year ended 8/31/2000                                                1,290             .83         6.06
 Year ended 8/31/1999                                                1,535         .75 (6)         5.69
 Year ended 8/31/1998                                                1,459         .76 (6)         6.09
 Year ended 8/31/1997                                                1,338             .82         6.40
Class B:
 Six months ended 2/28/2002 (2)                                         99        1.47 (5)    4.30 (5)
 Year ended 8/31/2001                                                   46            1.50         4.85
 Period from 3/15/2000 to 8/31/2000                                      5             .69         2.14
Class C:
 Six months ended 2/28/2002 (2)                                         77        1.57 (5)     4.19 (5)
 Period from 3/15/2001 to 8/31/2001                                     22             .81         2.16
Class F:
 Six months ended 2/28/2002 (2)                                         36         .83 (5)     5.03 (5)
 Period from 3/19/2001 to 8/31/2001                                     13             .40         2.43
Class 529-A -
 Period from 2/19/2002 to 2/28/2002 (2)                             - (7)              .02          .19
Class 529-B -
 Period from 2/26/2002 to 2/28/2002 (2)                             - (7)              .01          .10
Class 529-C -
 Period from 2/19/2002 to 2/28/2002 (2)                             - (7)              .04          .17



Supplemental data - all classes                                                Year  ended    August 31
                                                               Six months
                                                                    ended
                                                             February 28,
                                                                     2002             2001         2000

Portfolio turnover rate                                                39%              73%          48%

Supplemental data - all classes                               Year  ended        August 31



                                                                     1999             1998         1997

Portfolio turnover rate                                                70%              79%          42%

(1) Based on operations for the period shown
 (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are
 based on shares outstanding on the last
 day of the year; all other periods are
    based on average shares outstanding.
(4) Total returns exclude all sales
 charges, including contingent deferred
 sales charges.
(5) Annualized.
(6) Had CRMC not waived management
 services fees, the fund's expense ratio
 would have been 0.78% and 0.79% for the
 fiscal years ended 1999 and 1998,
 respectively.
(7) Amount less than 1 million.


OTHER SHARE CLASS RESULTS (unaudited)
CLASS B, CLASS C, CLASS F AND CLASS 529

Returns for periods ended March 31, 2002 (the most recent calendar quarter):

                                                      One          Life of
                                                      year         class

CLASS B SHARES
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase       -1.43%       +5.33%/1/
Not reflecting CDSC                                   +3.50%       +7.16%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase        +2.36%       +3.36%/2/
Not reflecting CDSC                                   +3.34%       +3.36%/2/

CLASS F SHARES
Not reflecting annual asset-based fee charged
by sponsoring firm                                    +4.16%       +4.16%/3/


CLASS 529 SHARES
Results for these shares are not shown because of the brief time between their introduction on February 15, 2002, and the end of the period.

/1/Average annual compound return from March 15, 2000, when Class B shares first sold.
/2/Average annual compound return from March 15, 2001, when Class C shares first sold.
/3/Average annual compound return from March 19, 2001, when Class F shares first sold.



OFFICE OF THE FUND AND OF THE INVESTMENT
ADVISER, CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in Intermediate Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.69% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.79% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.05% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.


[logo - American Funds(sm)]//

The right choice for the long term(sm)

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. IBFA-013-0402
Litho in USA KBD/CG/5543
Printed on recycled paper